Contingencies (Tables)	12 Months Ended
Mar. 31, 2012
Contingencies
Summary of the amounts recorded for environmental remediation

	March 31, 2012		March 31, 2011
	Liability	Receivable	Liability	Receivable
Amounts (payable) receivable	$(61,227)	$35,638	$(59,869)	$34,337
Unamortized discount	3,731	(1,925)	7,983	(3,862)
Present value amounts (payable) receivable	$(57,496)	$33,713	$(51,886)	$30,475

Schedule of aggregate undiscounted amounts payable for environmental remediation costs, net of expected recoveries

Fiscal 2013	$310
Fiscal 2014	2,327
Fiscal 2015	304
Fiscal 2016	2,572
Fiscal 2017	2,016
Thereafter	18,060
Total	$25,589